Property and equipment - Summary of property and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 87	$ 112
Property, plant and equipment	316	87	$ 112
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	269	288	287
Additions	337	6	97
Disposals	(70)		(117)
Foreign exchange	16	(25)	21
Property, plant and equipment	552	269	288
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(182)	(176)	(244)
Depreciation	(105)	(22)	(20)
Disposals	65		104
Foreign exchange		16	(16)
Property, plant and equipment	(236)	(182)	(176)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35	47
Property, plant and equipment	30	35	47
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50	55	42
Additions	0	0	50
Disposals	0		(40)
Foreign exchange	3	(5)	3
Property, plant and equipment	53	50	55
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15)	(8)	(34)
Depreciation	(7)	(8)	(6)
Disposals	0		33
Foreign exchange	(1)	1	(1)
Property, plant and equipment	(23)	(15)	(8)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18	19
Property, plant and equipment	11	18	19
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	143	149	175
Additions	0	6	2
Disposals	(33)		(40)
Foreign exchange	4	(12)	12
Property, plant and equipment	114	143	149
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(125)	(130)	(144)
Depreciation	(2)	(5)	(6)
Disposals	32		32
Foreign exchange	(8)	10	(12)
Property, plant and equipment	(103)	(125)	(130)
Feild Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4	6
Property, plant and equipment	0	4	6
Feild Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35	39	55
Additions	0	0	0
Disposals	(37)		(19)
Foreign exchange	2	(4)	3
Property, plant and equipment	0	35	39
Feild Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31)	(33)	(30)
Depreciation	0	(2)	(2)
Disposals	33		0
Foreign exchange	(2)	4	(1)
Property, plant and equipment	0	(31)	(33)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30	40
Property, plant and equipment	26	30	40
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41	45	40
Additions	0	0	45
Disposals	0		(43)
Foreign exchange	3	(4)	3
Property, plant and equipment	44	41	45
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(11)	(5)	(36)
Depreciation	(6)	(7)	(6)
Disposals	0		39
Foreign exchange	(1)	1	(2)
Property, plant and equipment	(18)	(11)	(5)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Property, plant and equipment	249	0	0
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Additions	337	0	0
Disposals	0		0
Foreign exchange	4	0
Property, plant and equipment	341	0	0
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0	0
Depreciation	(90)	0	0
Disposals	0		0
Foreign exchange		0	0
Property, plant and equipment	$ (92)	$ 0	$ 0